FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of our company consists of debt, offset by cash and cash equivalents, exchangeable and class B shares, loans payable to Brookfield Infrastructure and share capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2024	2023
Non-recourse borrowings	$12,178	$12,028
Cash and cash equivalents	(674)	(539)
Net debt	11,504	11,489
Shares classified as financial liability	4,644	4,153
Loans payable to Brookfield Infrastructure	102	26
Total equity	2,222	4,068
Total capital and net debt	$18,472	$19,736
Net debt to capitalization ratio	62%	58%

Disclosure of maturity analysis for financial liabilities	The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2024
US$ MILLIONS
Accounts payable and other liabilities	$697	$5	$13	$7	$722
Non-recourse borrowings	781	1,321	4,719	5,814	12,635
Financial liabilities	32	1	—	—	33
Shares classified as financial liability	4,644	—	—	—	4,644
Loans payable to Brookfield Infrastructure	102	—	—	—	102
Interest Expense:
Non-recourse borrowings	900	834	1,852	1,273	4,859

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2023
US$ MILLIONS
Accounts payable and other liabilities	$821	$5	$4	$7	$837
Non-recourse borrowings	1,203	917	5,338	5,346	12,804
Financial liabilities	60	1	13	1	75
Exchangeable and class B shares	4,153	—	—	—	4,153
Loans payable to Brookfield Infrastructure	26	—	—	—	26
Interest Expense:
Non-recourse borrowings	662	588	1,214	988	3,452

Disclosure of sensitivity analysis for interest rate and foreign exchange risk	Such parallel shift in the yield curve by 50 basis points would have had the following impact, assuming all other variables were held constant:

	2024
US$ MILLIONS	50 bp decrease	50 bp increase
Net income (loss) to the partnership(1)	$7	$(7)
Other comprehensive income to the partnership(1)	—	—

(1)Net income and other comprehensive income is attributable to the partnership subsequent to the Arrangement as a result of the partnership holding all of the class B shares issued by our company. Please refer to Note 3(b), Material Accounting Policy Information, for further details.
The following tables detail our company’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income to the Partnership
	2024		2023		2022
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/GBP	$(8)	$8	$(8)	$8	$(8)	$8
USD/BRL	(14)	14	(20)	20	(23)	23
USD/AUD	—	—	2	(2)	(1)	1

	Impact on Parent Equity
	2024		2023		2022
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/GBP	$(150)	$150	$(142)	$142	$(123)	$123
USD/BRL	31	(31)	(15)	15	(12)	12
USD/EUR	—	—	(1)	1	—	—
USD/AUD	—	—	—	—	(43)	43

Disclosure of foreign currency exposure
The tables below set out our company’s currency exposure at December 31, 2024, 2023 and 2022:

2024
US$ MILLIONS	USD	GBP	BRL	EUR & Others	Total
Assets:
Current assets	$2,325	$273	$871	$13	$3,482
Non-current assets	10,002	5,882	2,936	3	18,823
	$12,327	$6,155	$3,807	$16	$22,305
Liabilities:
Current liabilities	$1,563	$561	$745	$2	$2,871
Non-current liabilities	6,213	3,725	3,779	—	13,717
	$7,776	$4,286	$4,524	$2	$16,588
Non-controlling interest	3,496	372	(402)	9	3,475
Net investment attributable to Brookfield Infrastructure	$1,055	$1,497	$(315)	$5	$2,242

2023
US$ MILLIONS	USD	GBP	BRL	EUR & Others	Total
Assets:
Current assets	$419	$318	$747	$10	$1,494
Non-current assets	11,947	5,580	3,576	2	21,105
	$12,366	$5,898	$4,323	$12	$22,599
Liabilities:
Current liabilities	$982	$387	$549	$2	$1,920
Non-current liabilities	6,639	3,744	3,099	—	13,482
	$7,621	$4,131	$3,648	$2	$15,402
Non-controlling interest	3,586	348	526	7	4,467
Net investment attributable to Brookfield Infrastructure	$1,159	$1,419	$149	$3	$2,730

2022
US$ MILLIONS	GBP	BRL	AUD	Total
Assets:
Current assets	$264	$737	$—	$1,001
Non-current assets	4,821	3,362	428	8,611
	$5,085	$4,099	$428	$9,612
Liabilities:
Current liabilities	$690	$486	$—	$1,176
Non-current liabilities	2,864	3,034	—	5,898
	$3,554	$3,520	$—	$7,074
Non-controlling interest	298	460	—	758
Net investment attributable to Brookfield Infrastructure	$1,233	$119	$428	$1,780